FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01700
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                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
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Date of fiscal year end: 7/31
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Date of reporting period: 4/30/08
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Item 1. Schedule of Investments.

Franklin Gold and Precious Metals Fund

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2008

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   6

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

                                                                        COUNTRY       SHARES/WARRANTS        VALUE
                                                                   ----------------   ---------------   --------------
       COMMON STOCKS AND WARRANTS 96.3%
       GOLD AND DIVERSIFIED RESOURCES 5.9%
       Anglo American PLC ......................................    United Kingdom          233,051     $   15,147,739
       Anglo American PLC, ADR .................................    United Kingdom          239,571          7,845,950
   (a) First Uranium Corp. .....................................        Canada               25,600            166,752
(a, b) First Uranium Corp., 144A ...............................        Canada              544,800          3,548,692
(a, b) Franco-Nevada Corp., 144A ...............................        Canada              685,400         12,182,167
       Freeport-McMoRan Copper & Gold Inc., B ..................     United States           77,211          8,782,751
   (a) Hecla Mining Co. ........................................     United States        1,200,000         12,312,000
   (a) Mvelaphanda Resources Ltd. ..............................     South Africa         2,650,000         20,785,276
       Oxiana Ltd. .............................................       Australia          8,882,655         27,478,779
(a, b) Polymetal, GDR, 144A ....................................        Russia              250,000          1,937,500
                                                                                                        --------------
                                                                                                           110,187,606
                                                                                                        --------------
       GOLD EXPLORATION AND DEVELOPMENT 7.5%
   (a) Apex Silver Mines Ltd. ..................................        Bolivia             200,000          2,010,000
   (a) AXMIN Inc. ..............................................        Canada              500,000            245,755
(a, b) AXMIN Inc., 144A ........................................        Canada            2,000,000            983,021
   (a) Banro Corp. .............................................        Canada              350,000          2,762,884
   (a) Bendigo Mining Ltd. .....................................       Australia         13,648,795          3,668,765
(a, b) Bendigo Mining Ltd., 144A ...............................       Australia          5,000,000          1,343,989
   (a) Centamin Egypt Ltd. .....................................       Australia          5,600,000          7,451,097
(a, b) Centamin Egypt Ltd., 144A ...............................       Australia          5,000,000          6,652,765
(a, b) European Minerals Corp., 144A ...........................        Canada           10,600,000          9,472,743
(a, b) European Minerals Corp., wts., 144A, 4/11/10 ............        Canada            5,300,000          1,631,417
   (a) Gabriel Resources Ltd. ..................................        Canada            1,500,000          2,963,956
(a, b) Gabriel Resources Ltd., 144A ............................        Canada            1,500,000          2,963,956
   (a) Great Basin Gold Ltd. ...................................        Canada            2,000,000          5,957,700
   (a) International Minerals Corp. ............................        Canada              700,000          3,656,042
   (a) International Minerals Corp., wts., 5/19/08 .............        Canada              350,000              8,688
   (a) Ivanhoe Mines Ltd. ......................................        Canada              490,000          4,690,299
(a, b) Ivanhoe Mines Ltd., 144A ................................        Canada              918,600          8,792,875
   (a) Metallica Resources Inc. ................................        Canada              500,000          3,366,101
(a, b) Metallica Resources Inc., 144A ..........................        Canada              988,998          6,658,134
(a, b) Metallica Resources Inc., wts., 144A, 12/11/08 ..........        Canada              494,499          1,816,747
   (a) Mineral Deposits Ltd. ...................................       Australia          5,500,000          4,876,086
   (a) Nautilus Minerals Inc. ..................................        Canada            1,000,000          2,184,490
(a, b) Nautilus Minerals Inc., 144A ............................        Canada            1,278,000          2,791,778
(a, b) Nautilus Minerals Inc., wts., 144A, 2/15/09 .............        Canada              639,000                 --
   (a) Nevsun Resources Ltd. ...................................        Canada              877,000          1,367,183
   (a) NovaGold Resources Inc. .................................        Canada              650,000          4,771,000
   (a) Orezone Resources Inc. ..................................        Canada            7,000,000          8,820,000
   (a) Pan Australian Resources Ltd. ...........................       Australia         30,600,000         34,055,261
   (a) Shore Gold Inc. .........................................        Canada              800,000          2,891,471
                                                                                                        --------------
                                                                                                           138,854,203
                                                                                                        --------------
       LONG LIFE GOLD MINES 51.5%
       Agnico-Eagle Mines Ltd. .................................        Canada            1,300,000         81,185,000
   (a) Alamos Gold Inc. ........................................        Canada            1,596,400          9,653,536
(a, b) Alamos Gold Inc., 144A ..................................        Canada              400,000          2,418,826
       AngloGold Ashanti Ltd. ..................................     South Africa            62,530          2,092,494
       AngloGold Ashanti Ltd., ADR .............................     South Africa         2,328,527         79,449,341


                     Quarterly Statement of Investments | 3

Franklin Gold and Precious Metals Fund

                                                                        COUNTRY       SHARES/WARRANTS        VALUE
                                                                   ----------------   ---------------   --------------
       COMMON STOCKS AND WARRANTS (CONTINUED)
       LONG LIFE GOLD MINES (CONTINUED)
       Barrick Gold Corp. ......................................        Canada            2,976,283     $  114,944,049
   (a) Centerra Gold Inc. ......................................        Canada              155,900          1,337,480
(a, b) Centerra Gold Inc., 144A ................................        Canada            1,384,800         11,880,322
       Compania de Minas Buenaventura SA .......................         Peru               100,593          6,497,074
       Compania de Minas Buenaventura SA, ADR ..................         Peru             1,288,986         80,651,854
   (a) Gammon Gold Inc. ........................................        Canada            2,614,500         19,963,762
       Gold Fields Ltd. ........................................     South Africa           697,191          9,221,615
       Gold Fields Ltd., ADR ...................................     South Africa         2,454,528         33,136,128
       Goldcorp Inc. ...........................................        Canada            1,260,625         44,824,726
       Goldcorp Inc. (USD Traded) ..............................        Canada            2,459,865         87,866,378
   (a) Goldcorp Inc., wts., 6/09/11 ............................        Canada                9,125            108,728
   (a) Harmony Gold Mining Co. Ltd. ............................     South Africa         1,443,000         16,471,470
   (a) Harmony Gold Mining Co. Ltd., ADR .......................     South Africa           950,000         11,105,500
   (a) Lihir Gold Ltd. .........................................   Papua New Guinea      17,947,142         49,764,932
       Newcrest Mining Ltd. ....................................       Australia          5,503,618        150,012,313
       Newmont Mining Corp. ....................................     United States        1,025,714         45,346,816
       Randgold Resources Ltd., ADR ............................    United Kingdom        2,227,600        101,400,352
                                                                                                        --------------
                                                                                                           959,332,696
                                                                                                        --------------
       MEDIUM LIFE GOLD MINES 14.6%
   (a) Aurizon Mines Ltd. ......................................        Canada            1,800,000          8,042,895
   (a) Eldorado Gold Corp. .....................................        Canada            3,245,000         22,135,985
   (a) GBS Gold International Inc. .............................        Canada            2,000,000          2,899,414
   (a) Golden Star Resources Ltd. ..............................        Canada              750,000          2,517,128
   (a) Golden Star Resources Ltd. (USD Traded) .................        Canada              700,000          2,324,000
   (b) Hochschild Mining PLC, 144A .............................    United Kingdom        2,100,000         15,657,863
       IAMGOLD Corp. ...........................................        Canada            1,282,000          7,726,879
(a, b) Jinshan Gold Mines Inc., 144A ...........................        Canada            5,595,000         13,944,445
   (a) Kingsgate Consolidated Ltd. .............................       Australia          2,105,148          9,232,437
       Kinross Gold Corp. ......................................        Canada            3,603,012         68,081,937
   (a) SEMAFO Inc. .............................................        Canada            4,725,000          6,380,697
(a, b) SEMAFO Inc., 144A .......................................        Canada            3,000,000          4,051,236
   (a) Sino Gold Mining Ltd. ...................................       Australia          3,100,000         14,648,063
       Yamana Gold Inc. ........................................        Canada            2,779,193         35,626,434
       Yamana Gold Inc. (USD Traded) ...........................        Canada            2,249,527         28,838,936
   (b) Yamana Gold Inc., 144A ..................................        Canada            2,300,000         29,483,666
                                                                                                        --------------
                                                                                                           271,592,015
                                                                                                        --------------
       PLATINUM & PALLADIUM 16.8%
       Anglo Platinum Ltd. .....................................     South Africa           124,000         19,886,514
       Anglo Platinum Ltd., ADR ................................     South Africa           571,138         91,667,649
   (a) Eastern Platinum Ltd. ...................................        Canada            4,285,100         12,339,182
       Impala Platinum Holdings Ltd. ...........................     South Africa         2,575,000        104,901,857
       Impala Platinum Holdings Ltd., ADR ......................     South Africa         1,542,400         63,007,040
       Lonmin PLC ..............................................    United Kingdom          350,000         21,586,973
                                                                                                        --------------
                                                                                                           313,389,215
                                                                                                        --------------
       TOTAL COMMON STOCKS AND WARRANTS (COST $851,183,943)                                              1,793,355,735
                                                                                                        --------------


                     4 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

                                                                        COUNTRY            SHARES            VALUE
                                                                   ----------------   ---------------   --------------
       SHORT TERM INVESTMENT (COST $56,370,910) 3.0%
       MONEY MARKET FUND 3.0%

   (c) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.29% .....................................     United States       56,370,910     $   56,370,910
                                                                                                        --------------
       TOTAL INVESTMENTS (COST $907,554,853) 99.3% .............                                         1,849,726,645
       OTHER ASSETS, LESS LIABILITIES 0.7% .....................                                            13,720,579
                                                                                                        --------------
       NET ASSETS 100.0% .......................................                                        $1,863,447,224
                                                                                                        ==============

CURRENCY ABBREVIATION

USD - U.S. Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)  Non-income producing for the twelve months ended April 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At April 30, 2008, the aggregate value of these securities were $138,212,142, representing 7.42% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 5

Franklin Gold and Precious Metals Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     6 | Quarterly Statement of Investments

Franklin Gold and Precious Metals Fund

3. INCOME TAXES

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................   $1,002,280,820
                                                                 --------------
Unrealized appreciation ......................................   $  914,738,472
Unrealized depreciation ......................................      (67,292,647)
                                                                 --------------
Net unrealized appreciation (depreciation) ...................   $  847,445,825
                                                                 ==============

4. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 7


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  June 26, 2008






                                 Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration








I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GOLD AND PRECIOUS METALS FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer